Basis of Presentation and General Information (Details) ([SeanergyMaritimeHoldingsCorpMember])	12 Months Ended
Dec. 31, 2012
[SeanergyMaritimeHoldingsCorpMember]
Seanergy Maritime Holdings Corp's country of incorporation	Republic of the Marshall Islands
Seanergy Maritime Holdings Corp's date of incorporation	Apr. 01, 2008